Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating expenses
Disclosure of detailed information about operating profit

Operating profit is stated after charging the following:

	Note	2022 GBPm	2023 GBPm	2024 GBPm
Total staff costs	5	2,906	3,108	3,120
Depreciation and amortisation
Amortisation of acquired intangible assets	14	294	279	258
Share of joint ventures and associates' amortisation of acquired intangible assets		2	1	-
Amortisation of acquired intangible assets including joint ventures and associates' share		296	280	258
Amortisation of internally developed intangible assets	14	309	330	364
Depreciation of property, plant and equipment	16	47	43	34
Depreciation of right-of-use assets		63	65	50
Pre-publication amortisation		72	76	77
Total depreciation and other amortisation	2	491	514	525
Total depreciation and amortisation (including amortisation of acquired intangibles)		787	794	783
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		3,045	3,216	3,300
Short-term and low value lease expenses		19	18	16